STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 26, 2019
Stock Options [Member]
Transactions during fiscal 2019
Stock option transactions during fiscal 2019 were as follows (in millions, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 27, 2018	2.4	$38.87
Granted(1)	0.7	43.57
Exercised	(0.1)	29.89
Forfeited or canceled	(0.5)	35.17
Options outstanding at June 26, 2019	2.5	$41.33	5.3	$6.6
Options exercisable at June 26, 2019	0.8	$45.07	3.5	$1.7

(1)
There were 0.4 million performance stock options granted in fiscal 2019, all of which were outstanding at June 26, 2019.

Restricted Share Award [Member]
Transactions during fiscal 2019
Restricted share awards during fiscal 2019 were as follows (in millions, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 27, 2018	1.0	$39.80
Granted	0.3	43.51
Vested	(0.2)	46.53
Forfeited	(0.1)	38.08
Restricted share awards outstanding at June 26, 2019	1.0	$39.48